REINSURANCE AGREEMENTS	12 Months Ended
Dec. 31, 2018
Reinsurance Disclosures [Abstract]
REINSURANCE AGREEMENTS
REINSURANCE AGREEMENTS
In 2013, the Company entered into the Reinsurance Agreement with Protective to reinsure an in-force book of life insurance and annuity policies written prior to 2004.  In addition to the Reinsurance Agreement, the Company entered into a long-term administrative services agreement with Protective whereby Protective will provide all administrative and other services with respect to the reinsured business.
For business not reinsured with Protective, the Company generally reinsures its variable life and interest-sensitive life insurance policies on an excess of retention basis. In 2018, the Company generally retained up to a maximum of $4 million of mortality risk on single-life policies and up to a maximum of $6 million of mortality risk on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $20 million of risk on single-life policies and up to a maximum of $25 million on second-to-die policies. For amounts issued in excess of those limits we typically obtain reinsurance from unaffiliated third parties. The reinsurance arrangements obligate the reinsurer to pay a portion of any death claim in excess of the amount we retain in exchange for an agreed-upon premium.The assumed reinsurance business with AXA Global Re is not a part of the Protective Reinsurance Agreement. Beginning in 2016 the group short and long-term disability is being reinsured with Group Reinsurance Plus (GRP) via a quota share arrangement.
During the second quarter of 2018, the contracts assumed by Arizona RE were novated to EQAZ, a newly formed affiliated captive insurance company organized under the laws of Arizona, a subsidiary of AEFS. Shortly after the novation of business to EQAZ, AXA RE Arizona was merged with and into AXA Equitable.
The no lapse guarantee riders on the variable life product with issue dates from September 2006 through December 2008 are being reinsured on a 90% first dollar quota share basis through EQAZ. Beginning in 2009, lapse guarantee riders were no longer offered on the product.
MLOA has a quota share arrangement with an AXA affiliate AXA Global Re (formerly AXA Cessions), assuming a percentage of excess Life/Disability/A&H business. Premiums and benefits assumed under this treaty were $2.4 million and $2.1 million, respectively, for the year ended December 31, 2018, $2.4 million and $1.8 million, respectively, for the year ended December 31, 2017 and $2.5 million and $1.9 million, respectively, for the year ended December 31, 2016.
The following table summarizes the effect of reinsurance:

	2018		2017	2016
	(in millions)
Direct premiums	$719		$655	$601
Considerations for supplementary contracts	4		4	7
Reinsurance assumed	2		2	3
Reinsurance ceded to Protective	(76)		(92)	(103)
Reinsurance ceded - Other	(58)		(50)	(50)
Premiums and annuity considerations	$591		$519	$458

Reduction in insurance - Protective
Reserves, at December 31 (1)	$1,314	* $	$1,383	$1,389

Reduction in insurance - Other
Reserves, at December 31	$282		$289	$296

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(1)	At December 31, 2018 there was $1,023.6 million of assets held in trust at Northern Trust supporting this reinsurance credit.